LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of basic earnings per ordinary share
	For the year ended December 31,
	2024	2023	2022
Loss for the year attributed to holders of ordinary shares (US Dollars in thousands)	(5,631)	(15,887)	(37,509)
Weighted average of number of ordinary shares in issue (in thousands)	35,762	33,149	32,817
Basic loss per ordinary share (in dollars)	(0.157)	(0.479)	(1.143)

Schedule of diluted earnings per ordinary share
	Thousands of shares
	As of December 31,
	2024	2023	2022
Outstanding awards at end of the year issued as part of share-based compensation	2,494	3,339	3,823